Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SSGA Active Trust
Prospectus Date	rr_ProspectusDate	Apr. 02, 2019
Document Creation Date	dei_DocumentCreationDate	Apr. 01, 2019